Cover	Aug. 25, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 25, 2026
Registrant Name	TPG Private Equity Opportunities, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-56717
Entity Tax Identification Number	99-4755034
Entity Address, Address Line One	301 Commerce Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	871-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0002050260